10. Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share Tables
Number of shares used in the earnings per share
	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Income attributable to equity holders of the parent
Continuing operations	3,022,754	1,330,869	1,210,139
Discontinued operations	485,041	437,974	131,859
	3,507,795	1,768,843	1,341,998

Weighted average number of ordinary shares	1,505,695,134	1,505,695,134	1,505,695,134

Income attributable to equity holders of the parent from discontinued operations
	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Income attributable to equity holders of the parent from discontinued operations	485,041	437,974	131,859